Cash Equivalents and Short-Term Investments (Details) - Schedule of cash equivalents and short-term investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Amortized Cost [Member]
Cash equivalents:
Money market mutual funds $	$ 16,408
Certificates of deposit	230	$ 230
Commercial paper	1,000
Total cash equivalents	17,638
Short-term investments:
Commercial paper	5,157
Corporate bonds	8,434
Total short-term investments	13,591
Total cash equivalents and short-term investments $	31,229	36,086
Unrealized Loss [Member]
Cash equivalents:
Money market mutual funds $
Certificates of deposit
Commercial paper
Total cash equivalents
Short-term investments:
Commercial paper	(2)
Corporate bonds	(4)
Total short-term investments	(6)
Total cash equivalents and short-term investments $	(6)	(1)
Fair Value [Member]
Cash equivalents:
Money market mutual funds $	16,408
Certificates of deposit	230	230
Commercial paper	1,000
Total cash equivalents	17,638
Short-term investments:
Commercial paper	5,155
Corporate bonds	8,430
Total short-term investments	13,585
Total cash equivalents and short-term investments $	$ 31,223	$ 36,085